Commitments and Contingencies - Future Minimum Rental Payments for Operating Leases (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
2013	$ 256,259	$ 271,952
2014	271,553	271,553
2015	277,587	277,587
2016	289,656	289,656
2017	301,725	301,725
Remaining
Total minimum lease payments	$ 1,396,780	$ 1,412,473